SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Investments, employer-level liquidation or employer initiated transfer of plan's interest, advance notice period	12 months
Investments, employer-level liquidation or employer initiated transfer of plan's interest, surrender charge percentage	5.00%
Investments, employer-level liquidation or employer initiated transfer of plan's interest, participant transfers cumulative percentage	20.00%
EBP, Note Receivable from Participant, Allowance for Credit Loss	$ 0	$ 0